INVENTORY	12 Months Ended
Dec. 31, 2020
INVENTORY
NOTE 12 - INVENTORY

As of December 31, 2020, the Company's inventory was $10,128, which consisted of $10,128 in raw material and $0 in finished goods.

As of December 31, 2019, the Company's inventory was $152,330, which consisted of $152,330 in raw material and $0 in finished goods.